                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21581
                                  ---------------------------------------------

             JPmorgan Securities Lending Collateral Investment Trust
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

             522 Fifth Avenue, New York,                       NY 10036
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

     J.P. Morgan Investor Services Co., 73 Tremont Street, Boston, MA 02108
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-766-7722
                                                   ----------------------------

Date of fiscal year end:  December 31, 2004
                        --------------------------
Date of reporting period: May 14, 2004 through December 31, 2004 (Trust
                         ------------------------------------------------------
                          commenced operations on May 14, 2004)
                         --------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

ANNUAL REPORT DECEMBER 31, 2004

JPMORGAN FUNDS

SECURITIES LENDING COLLATERAL INVESTMENT FUND


[JPMORGAN ASSET MANAGEMENT LOGO]

CONTENTS

President's Letter                                                1

Fund Facts                                                        3

Portfolio of Investments                                          4

Financial Statements                                              6

Notes to Financial Statements                                     9

Financial Highlights                                             13

Report of Independent Registered
Public Accounting Firm                                           14

Schedule of Shareholder Expenses                                 15

Trustee and Officer Information                                  16

JPMORGAN ASSET MANAGEMENT is a premier global wealth manager that has been working with affluent investors for over a hundred years. This experience provides us with a keen understanding of the unique needs of the affluent investor's portfolio. The legacy of our experience, coupled with our GLOBAL INTELLECTUAL CAPITAL, is the foundation from which our investment products have been built. We have a worldwide investment presence. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our marketplace. JPMorgan Asset Management is an EXPERIENCED PARTNER dedicated to working with your financial professional to help provide you with a broad array of WEALTH SOLUTIONS.

IMPORTANT FUND FAMILY UPDATE

As shareholders of the JPMorgan Funds, we hope you share our enthusiasm regarding our 'new' fund family resulting from the successful integration of the former JPMorgan Funds and One Group Funds, effective February 19, 2005. Over the next few weeks and months, you will be hearing more about our integration, and our newly combined fund family. As we continue to integrate the two organizations our dedication to our investors remains steadfast.

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (212) 623-0551 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

                           JPMORGAN SECURITIES LENDING
                            COLLATERAL INVESTMENT FUND


PRESIDENT'S LETTER                                              JANUARY 19, 2005

DEAR SHAREHOLDER:

We are pleased to present this annual report for the JPMorgan Securities Lending Collateral Investment Fund for the one-year period ending December 31, 2004. Inside you'll find in-depth information on the Portfolio, along with an update from the Portfolio management team.

U.S. ECONOMY MAINTAINS A PATTERN OF GROWTH

In the opening months of 2004, the U.S. economy showed increasing strength as the gross domestic product (GDP) grew near 4%. The economic news, however, was mixed. Although industrial production rose and corporate profits improved, the employment picture did not brighten. Consumer confidence wavered but consumer spending increased, fueled by tax refunds and the mortgage-refinancing boom. Core inflation rose slightly. The Federal Reserve Board indicated that it would maintain an accommodative monetary policy until economic conditions warranted a change.

That change came during the spring when sharply improved economic conditions -- and an uptick in inflation -- changed expectations about Fed action. Stronger labor conditions and an increase in pretax income also suggested that the growth in consumer spending could continue without monetary stimulus. In response, the Fed raised short-term interest rates by a quarter-percent to 1.25%, suggesting that it would embark upon a program of measured rate increases.

The U.S. economy continued to perform strongly during the third quarter with the GDP growing 3.9%. The greatest disappointment was job creation, which was weaker than earlier in the year. Core inflation, however, slowed from 3.3% in May to 1% by August.

THE FED TAKES MEASURED APPROACH TO INTEREST-RATE INCREASES

As expected, the Fed raised short-term interest rates steadily and in small increments during the late summer and fall. In August and again in September, it tightened rates by a quarter percent, moving the fed funds rate (the rate charged by banks for overnight loans) to 1.75%.

Meanwhile, the economy continued to expand, despite a brief soft spot caused by high oil prices. GDP growth appeared to accelerate slightly during the fourth quarter. Retail sales registered gains and durable goods orders advanced, suggesting that business spending was helping to drive the economic expansion. The housing market remained robust, and inflation trended near 1.5%. The Fed raised rates two more times, reaffirming its commitment to measured tightening in response to changes in economic prospects. At the end of 2004, the fed funds rate stood at 2.25%.

In the months ahead, your portfolio managers will continue to work hard on your behalf. They will look for opportunities to obtain the highest possible yields while focusing on the preservation of your principal.

On behalf of all of us at JPMorgan Asset Management, thank you for your business. We appreciate the trust you have placed in us, and look forward to serving your investment needs for many years to come.

Sincerely,

/s/ George C.W. Gatch
George C.W. Gatch
President
JPMorgan Funds

                           JPMORGAN SECURITIES LENDING
                            COLLATERAL INVESTMENT FUND
                             As of December 31, 2004

FUND FACTS

  Objective                                       MAXIMIZE CURRENT INCOME CONSISTENT WITH THE
                                                  PRESERVATION OF CAPITAL AND SAME-DAY LIQUIDITY

  Primary investments                             HIGH QUALITY, SHORT-TERM, U.S. DOLLAR DENOMINATED
                                                  MONEY MARKET INSTRUMENTS

  Suggested investment time frame                 SHORT-TERM

  Net Assets                                      $360.0 MILLION

  Average Maturity                                37 DAYS

  S&P rating*                                     AAAm

  Moody's rating*                                 Aaa

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management.

S&P has assigned the fund a rating of AAAm, which means safety is excellent and there is a superior capacity to maintain principal value and limit exposure to loss.

MATURITY SCHEDULE

  1 day                              0.0%
  2-7 days                          31.1%
  8-30 days                         25.1%
  31-60 days                        15.0%
  61-90 days                        11.6%
  91-180 days                       11.9%
  181+ days                          5.3%

7-DAY SEC YIELD(1)

      2.30%

THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. INVESTORS SHOULD CAREFULLY READ THE FUND'S PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION.

INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND'S PROSPECTUS PLEASE CALL (212) 623-0551. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. ALTHOUGH MONEY MARKET FUNDS STRIVE TO PRESERVE THE VALUE OF THE INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1) The yield reflects the reimbursements or waivers of certain expenses. Without these subsidies, the yield would have been 2.04%.

A list of prior-day portfolio holdings of the JPMorgan Securities Lending Collateral Investment Fund is now available upon request. Please contact your JPMorgan representative to obtain further information regarding this Fund and information on holdings.

                                   (UNAUDITED)

                           JPMORGAN SECURITIES LENDING
                            COLLATERAL INVESTMENT FUND
                            Portfolio of Investments

As of December 31, 2004
(Amounts in thousands)

    PRINCIPAL
       AMOUNT   ISSUER                                                                     VALUE
  ----------------------------------------------------------------------------------------------
         Money Market Instruments -- 100.0%

                U.S. Government Agency Securities -- 4.2%
  $    15,000   Federal National Mortgage Association,
                  2.07%, 2/15/05, MTN                                               $     15,091
                (Cost $15,091)

                Corporate Notes & Bonds -- 8.1%
        9,000   Fleet Boston Financial Corp., 2.66%, 8/24/2005, FRN                        9,019
       10,000   HSBC Finance Corp., 2.80%, 6/17/2005, FRN                                 10,014
       10,000   K2 (USA) LLC, 2.33%, 12/12/2005, FRN, #                                    9,997
                --------------------------------------------------------------------------------
                Total Corportate Notes & Bonds                                            29,030
                (Cost $29,030)
                --------------------------------------------------------------------------------

                Commercial Paper -- 49.7% (1)
       10,000   Aquinas Funding LLC, 2.06%, 1/21/2005                                      9,989
       10,000   ASAP Funding Ltd., 2.39%, 1/28/2005                                        9,982
        7,500   Atlantis One Funding, 1.81%, 1/10/2005                                     7,497
        5,000   Banque Generale du Luxembourg, 2.45%, 3/18/2005                            4,974
       12,000   Beta Finance, Inc., 2.02%, 3/7/2005                                       11,957
       14,000   Charta LLC, 2.22%, 2/8/2005                                               13,967
        4,000   Citigroup Global Market Holdings, 2.57%, 6/2/2005                          3,957
       10,000   Compass Securitization LLC, 2.37%, 1/24/2005                               9,985
        8,000   Concord Minutemen LLC, 2.45%, 3/8/2005                                     7,964
       14,000   Crown Point Capital Co., 2.37%, 1/25/2005                                 13,978
       14,000   Dakota Notes (Citibank Credit Card Issuance Trust),
                  2.20%, 1/13/2005                                                        13,990
       14,000   FCAR Owner Trust, 2.44%, 5/3/2005                                         13,886
                General Electric Capital Corp.,
        7,000     2.37%, 3/23/2005                                                         6,963
        5,000     2.46%, 5/16/2005                                                         4,955
       15,000   Intesa Funding LLC, 2.34%, 1/28/2005                                      14,974
       10,000   Lake Constance Funding LLC, 2.36%, 1/19/2005                               9,988
       10,000   Mont Blanc Capital Corp. 2.45%, 3/14/2005                                  9,951
       10,000   Santander Centeral Hispano Finance Services
                  Ltd., 2.57%, 6/1/2005                                                    9,893
                --------------------------------------------------------------------------------
                Total Commercial Paper                                                   178,850
                (Cost $178,850)
                --------------------------------------------------------------------------------

                Certificates of Deposit -- 6.9%
       10,000   Citibank N.A., 2.31%, 2/24/2005                                           10,000
        5,000   HBOS Treasury Services PLC, 1.90%, 2/9/2005                                5,000
       10,000   Natexis Banques Populaires, 2.05%, 2/2/2005                               10,000
                --------------------------------------------------------------------------------
                Total Certificates of Deposit                                             25,000
                (Cost $25,000)
                --------------------------------------------------------------------------------

                       See notes to financial statements.

    PRINCIPAL
       AMOUNT   ISSUER                                                                     VALUE
  ----------------------------------------------------------------------------------------------
          Money Market Instruments -- Continued

                Repurchase Agreements -- 31.1%
  $    57,171   Greenwich Capital Markets, Inc., 2.29%,
                  dated 12/31/04, due 01/03/05,
                  repurchase price $57,182, collateralized
                  by corporate collateralized mortgage obligations                  $     57,171
       55,000   Morgan Stanley & Co., Inc., 2.25%, dated 12/31/04,
                  due 01/03/05, repurchase price $55,010,
                  collateralized by U.S. Government Agency Securities                     55,000
                --------------------------------------------------------------------------------
                Total Repurchase Agreements                                              112,171
                (Cost $112,171)
  ----------------------------------------------------------------------------------------------
                Total Investments -- 100.0%                                              360,142
                (Cost $360,142)*
                Liabilities in Excess of Other Assets -- (0.0%)^                            (142)
  ----------------------------------------------------------------------------------------------
                Net Assets -- 100%                                                  $    360,000
  ----------------------------------------------------------------------------------------------

(1)       -- The rate shown is the effective yield at the date of purchase.
*         -- The cost of securities is substantially the same for federal income tax purposes.
^         -- Amount rounds to less than 0.1%
#         -- All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
FRN       -- Floating Rate Note. The maturity date shown is the actual maturity date. The rate shown is the rate in effect at December 31, 2004.
MTN       -- Medium Term Note. The rate shown is the effective yield at the date of purchase.

                       See notes to financial statements.

                          JPMORGAN SECURITIES LENDING
                           COLLATERAL INVESTMENT FUND
                       Statement of Assets and Liabilities

As of December 31, 2004

(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------------------
  ASSETS:
    Investments in securities, at value                                         $    247,971
    Repurchase agreements, at value                                                  112,171
    Cash                                                                                  --^
    Receivables:
      Interest                                                                           548
      Due from affiliates                                                                 18
--------------------------------------------------------------------------------------------
  Total Assets                                                                       360,708
--------------------------------------------------------------------------------------------
  LIABILITIES:
  Payable:
    Dividends                                                                            645
  Accrued liabilities:
    Investment advisory fees                                                               6
    Transfer agent fees                                                                    5
    Custodian and accounting fees                                                          4
    Trustees' fees                                                                        --^
    Other                                                                                 48
--------------------------------------------------------------------------------------------
  Total Liabilities                                                                      708
--------------------------------------------------------------------------------------------
  NET ASSETS:
    Paid in capital                                                                  360,000
    Accumulated net realized gain (loss) on investments                                   --^
--------------------------------------------------------------------------------------------
  Total Net Assets                                                              $    360,000
--------------------------------------------------------------------------------------------
  Shares of beneficial interest outstanding
  ($0.001 par value; unlimited number
  of shares authorized)                                                              360,000
  Net asset value, offering and redemption price per share                      $       1.00
--------------------------------------------------------------------------------------------
  Cost of investments                                                           $    360,142
============================================================================================

^ Amount rounds to less than one thousand.

                       See notes to financial statements.

                             Statement of Operations

For the period from May 14, 2004* to December 31, 2004

(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------
  INTEREST INCOME:                                                              $      3,300
--------------------------------------------------------------------------------------------
  EXPENSES:
    Investment advisory fees                                                             201
    Administration fees                                                                  100
    Insurance fees                                                                        80
    Professional fees                                                                     42
    Custodian and accounting fees                                                         17
    Transfer agent fees                                                                   14
    Organization fees                                                                     12
    Trustees' fees                                                                        10
    Printing and postage                                                                   4
    Other                                                                                 25
--------------------------------------------------------------------------------------------
  Total expenses                                                                         505
--------------------------------------------------------------------------------------------
    Less investment advisory fees waived                                                (161)
    Less administration fees waived                                                     (100)
    Less expenses reimbursed by affiliates                                              (164)
--------------------------------------------------------------------------------------------
      Net expenses                                                                        80
--------------------------------------------------------------------------------------------
  Net investment income                                                                3,220
--------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations                       $      3,220
--------------------------------------------------------------------------------------------

* Commencement of operations.

                       See notes to financial statements.

                       Statement of Changes in Net Assets
             For the period from May 14, 2004* to December 31, 2004

(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
    Net investment income                                                       $      3,220
--------------------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                             (3,220)
--------------------------------------------------------------------------------------------
  Increase (decrease) from capital share transactions                                360,000
--------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets                                        360,000
--------------------------------------------------------------------------------------------
  NET ASSETS:
    Beginning of period                                                                   --
--------------------------------------------------------------------------------------------
    End of period                                                               $    360,000
--------------------------------------------------------------------------------------------
    Accumulated undistributed (overdistributed) net investment income           $         --
============================================================================================

* Commencement of operations.

                       See notes to financial statements.

                           JPMORGAN SECURITIES LENDING
                            COLLATERAL INVESTMENT FUND
                          Notes to Financial Statements

1. ORGANIZATION

The JPMorgan Securities Lending Collateral Investment Trust (the "Trust"), was organized on February 27, 2004 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as a diversified, open-end management investment company. The Trust has established one series of shares of beneficial interest representing interests in the JPMorgan Securities Lending Collateral Investment Fund (the "Fund").

Shares of beneficial interest in the Trust are not registered under the Securities Act of 1933, as amended (the "Securities Act"), because such shares are issued solely in private placement transactions that do not involve a "public offering" within the meaning of Section 4(2) of the Securities Act. The shares have not been registered under any state securities laws in reliance upon various exemptions provided by those laws. Investments in the shares of the Trust may only be made by "accredited investors" within the meaning of Regulation D under the Securities Act which include common or commingled trust funds, investment companies, registered broker-dealers, investment banks, commercial banks, corporations, group trusts or similar organizations or entities.

JPMorgan Chase Bank, N.A. ("JPMCB"), an affiliate of JPMorgan Chase & Co. (JPMorgan), has established a securities lending program for its clients. Each client that participates in the securities lending program as a lender ("Lender") enters into a securities lending agreement under which JPMCB is authorized to invest the cash collateral securing loans of securities of each Lender in a variety of investments. The Fund has been established primarily for the investment and reinvestment of cash collateral on behalf of Lenders participating in the securities lending program.

2. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
TRUST:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost, which approximates market value. The Trust's use of amortized cost is subject to the Trust's compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

B. REPURCHASE AGREEMENTS -- The Fund may engage in repurchase agreement transactions that are collateralized by money market instruments or corporate debt securities that, at the time the transaction is entered into, are rated at least investment grade. The Fund may also engage in repurchase agreements that are fully collateralized, primarily by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, subcustodian or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

C. RESTRICTED AND ILLIQUID SECURITIES -- The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts.

E. FEDERAL INCOME TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

F. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to the Investment Advisory Agreement, JP Morgan Investment Management, Inc. ("JPMIM" or the "Advisor") acts as the investment advisor to the Fund. JPMIM is a wholly owned subsidiary of JP Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co. The Fund pays JPMIM an investment advisory fee equal to 0.10% of its average daily net assets. The Advisor has agreed to waive a portion of its investment advisory fee for a period of one year from the commencement of the Fund's operations on May 14, 2004 so that the fee equals 0.02% of the Fund's average daily net assets during that period.

B. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio custody and accounting services for the Fund. Compensation for such services is presented in the Statement of Operations as custodian and accounting fees. The custodian and accounting fees may be reduced by credits earned by the Fund, based on the uninvested cash balances held by the custodian. Such earning credits, if any, are presented separately in the Statement of Operations.

C. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services and oversees the Fund's service providers. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.05% of the Fund's average daily net assets. For a period of one year from the commencement of the Fund's operations on May 14, 2004, the Administrator has agreed to waive its fee and/or reimburse the Fund to the extent that total operating expenses (excluding interest, taxes and extraordinary expenses) exceed 0.04% of the Fund's average daily net assets. Neither the Fund's service providers nor the Administrator expect the Fund to repay any such waived fees and reimbursed expenses in future years. J.P. Morgan Investor Services Co. ("JPMIS"), an affiliate of the Advisor, serves as the Fund's sub-administrator. For its services as sub-administrator, JPMIS is compensated by JPMCB. In addition, JPMIS serves as the Fund's transfer and dividend disbursing agent. For transfer agency services, JPMIS receives an annual fee of $20,000.

D. DISTRIBUTION ARRANGEMENTS -- JPMCB serves as Placement Agent for the Fund and is responsible for qualifying Lenders as suitable investors in the Fund and facilitating the purchase and redemption of shares of the Fund in connection with its role as securities lending agent on behalf of Lenders. JPMCB receives no compensation in connection with its provision of services as Placement Agent.

E. OTHER -- Certain officers of the Trust are officers of JPMorgan or their subsidiaries. A majority of the Board of Trustees of the Trust are not affiliated with JPMorgan, JPMIM or the Administrator.

4. FEDERAL TAX MATTERS

The tax character of distributions paid during the period ended December 31, 2004 was ordinary income.

5. ORGANIZATION AND/OR OFFERING COSTS

The Fund has incurred $12,023 in organizational costs associated with the opening of the Fund, and presented separately in the Statement of Operations.

6. CONCENTRATIONS AND INDEMNIFICATIONS

From time to time, the Fund may have a concentration of several shareholders which may be related parties, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. As of December 31, 2004, one shareholder held approximately 14% of the shares outstanding in the Fund.

As of December 31, 2004, the Fund invested 95.8% of total investments in securities issued by institutions in the financial services industry including banks, broker dealers and insurance companies. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important role in the operation of the financial services industry.

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

7. CORPORATE EVENT

On May 25, 2004, J.P. Morgan Chase & Co. and Bank One Corp. announced that, at separate meetings, their respective shareholders had approved the merger of the two companies. The companies completed the merger of their holding companies on July 1, 2004. Effective July 20, 2004, the name of the holding company changed to JPMorgan Chase & Co.

8. CAPITAL SHARE TRANSACTIONS

Capital Share transactions were as follows for the period presented (amounts in thousands):

                                                                   MAY 14, 2004* TO
                                                                   DECEMBER 31, 2004
-----------------------------------------------------------------------------------------
                                                                AMOUNT            SHARES
-----------------------------------------------------------------------------------------
       Shares sold                                            $    699,500        699,500
       Shares issued in reinvestment of distributions                   --^            --^
       Shares redeemed                                            (339,500)      (339,500)
-----------------------------------------------------------------------------------------
         Net increase (decrease) in Fund shares outstanding   $    360,000        360,000
-----------------------------------------------------------------------------------------

* Commencement of operations.
^ Amount rounds to less than one thousand.

JPMORGAN SECURITIES LENDING COLLATERAL INVESTMENT FUND
Financial Highlights for the period from May 14, 2004** to December 31, 2004

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                                                         $     1.00
  Income from investment operations:
    Net investment income                                                                          0.01
    Less dividends from net investment income                                                     (0.01)
                                                                                             ----------
Net asset value, end of period                                                               $     1.00
-------------------------------------------------------------------------------------------------------
TOTAL RETURN (a)                                                                                   0.95%
=======================================================================================================
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (millions)                                                     $      360
-------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
    Net expenses                                                                                   0.04%
-------------------------------------------------------------------------------------------------------
    Net investment income                                                                          1.60%
-------------------------------------------------------------------------------------------------------
    Expenses without waivers and reimbursements                                                    0.25%
-------------------------------------------------------------------------------------------------------
    Net investment income without waivers and reimbursements                                       1.39%
-------------------------------------------------------------------------------------------------------

  **  Commencement of operations.
 (a)  Not annualized for periods less than one year.
   #  Short periods have been annualized.

                           JPMORGAN SECURITIES LENDING
                            COLLATERAL INVESTMENT FUND
             Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of
JPMorgan Securities Lending Collateral Investment Trust

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Securities Lending Collateral Investment Fund (hereafter referred to as the "Fund") at December 31, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the period May 14, 2004 (commencement of operations) through December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 22, 2005

                           JPMORGAN SECURITIES LENDING
                            COLLATERAL INVESTMENT FUND
                           Schedule of Shareholder Expenses (Unaudited)

Hypothetical $1,000 Investment at Beginning of Period
December 31, 2004
As a shareholder of the Fund, you incur ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Fund at the beginning of the six-month reporting period ended December 31, 2004 and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                        EXPENSES PAID
                            BEGINNING       ENDING      DURING PERIOD
                             ACCOUNT        ACCOUNT        JULY 1,
                              VALUE,         VALUE,        2004 TO      ANNUALIZED
                             JULY 1,     DECEMBER 31,    DECEMBER 31,     EXPENSE
                              2004           2004           2004*          RATIO
-----------------------------------------------------------------------------------
JPMorgan Securities
  Lending
  Collateral Investment
  Fund                    $      1,000   $      1,009   $        0.20          0.04%
Hypothetical              $      1,000   $      1,025   $        0.20          0.04%

* Expenses are equal to the Fund's annualized expense ratio of 0.04% multiplied by the average account value over the period, multiplied by 184/366 (to reflect one half year period).

                           JPMORGAN SECURITIES LENDING
                            COLLATERAL INVESTMENT FUND
                   Trustee and Officer Information (Unaudited)

The following tables contain basic information regarding the Trustees and Officers, respectively, that oversee operations of the Fund and other investment companies within the JPMorgan Funds complex.

                                                                           NUMBER OF         OTHER
                                                      PRINCIPAL            JPMORGAN          DIRECTORSHIPS
                         POSITION(S)  TERM OF OFFICE  OCCUPATIONS          PORTFOLIOS/FUNDS  HELD OUTSIDE
NAME, CONTACT ADDRESS    HELD WITH    AND LENGTH OF   DURING PAST          OVERSEEN BY       JPMORGAN FUND
AND YEAR OF BIRTH        THE TRUST    TIME SERVED     5 YEARS              TRUSTEE           COMPLEX
--------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
 John F. Ruffle*;        Trustee      Since 2004      Retired; formerly    11                Trustee of John Hopkins
 522 Fifth Avenue,                                    Vice Chairman,                         University, Director of
 New York, NY 10036;                                  J.P. Morgan Chase &                    Reckson Associates
 1937                                                 Co. Inc. and                           Realty Corp. and
                                                      Morgan Guaranty                        American Shared
                                                      Trust Co. of NY                        Hospital Services
NON-INTERESTED TRUSTEES
 Cheryl Ballenger;       Trustee      Since 2004      Mathematics          11                None
 522 Fifth Avenue,                                    Teacher, Vernon
 New York, NY 10036;                                  Hills High School
 1956                                                 (August 2004-
                                                      Present);
                                                      Mathematics
                                                      Teacher, Round
                                                      Lake High School
                                                      (2003-2004) and
                                                      formerly Executive
                                                      Vice President and
                                                      Chief Financial
                                                      Officer, Galileo
                                                      International Inc.
                                                      (travel technology)

 Jerry B.Lewis#;         Trustee      Since 2004      Retired; formerly    11                None
 522 Fifth Avenue,                                    President, Lewis
 New York, NY 10036;                                  Investments Inc.
 1939                                                 (registered
                                                      investment
                                                      adviser);
                                                      previously, various
                                                      managerial and
                                                      executive positions
                                                      at Ford Motor
                                                      Company
                                                      (Treasurer's
                                                      Office,
                                                      Controller's
                                                      Office, Auditing
                                                      and Corporate
                                                      Strategy)

John R. Rettberg;       Trustee      Since 2004       Retired; formerly    11                None
 522 Fifth Avenue,                                    Corporate Vice
 New York, NY 10036;                                  President and
 1937                                                 Treasurer, Northrop
                                                      Grumman
                                                      Corporation
                                                      (defense
                                                      contractor)

 Kenneth Whipple, Jr.;   Trustee      Since 2004      Chairman (1999-      11                Director of AB Volvo
 522 Fifth Avenue,                                    Present) and CEO                       and Korn Ferry
 New York, NY 10036;                                  (1999-2004), CMS                       International (executive
 1934                                                 Energy                                 recruitment)

* The Board has designated Mr. Ruffle an "interested person"at his request because, until his retirement in 1993, he was an executive officer of the parent company of the Trust's investment adviser.
#  Effective December 15, 2004, Jerry B. Lewis became a Trustee.


                                                      TERM OF OFFICE
NAME, CONTACT ADDRESS       POSITION(S) HELD          AND LENGTH OF      PRINCIPAL OCCUPATIONS
AND YEAR OF BIRTH           WITH THE TRUST            TIME SERVED        DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
OFFICERS
 George C.W. Gatch;         President                 Since 2004         Managing Director, JPMIM, CEO and President
 522 Fifth Avenue,                                                       of the J.P. Morgan and One Group Funds. An
 New York, NY 10036;                                                     employee since 1986, Mr. Gatch leads the firm's
 1962                                                                    U.S. mutual fund and financial intermediary
                                                                         business. He was previously president and CEO
                                                                         of DKB Morgan, a Japanese mutual fund company,
                                                                         which was a joint venture between J.P.
                                                                         Morgan and Dai-Ichi Kangyo Bank. Prior to
                                                                         working in Japan, Mr. Gatch established
                                                                         JPMIM's sub-advisory and institutional mutual
                                                                         funds business. He has also held numerous
                                                                         positions throughout the firm in business
                                                                         management, marketing, and sales.

 Robert L. Young;           Senior Vice President     Since 2004         Chief Operating Officer, JPMorgan Funds (August
 522 Fifth Avenue,                                                       2004 to present) and One Group Mutual Funds
 New York, NY 10036;                                                     from November 2001 until present. From
 1963                                                                    October 1999 to present, Vice President and
                                                                         Treasurer, One Group Administrative Services,
                                                                         Inc., and Vice President and Treasurer, One Group
                                                                         Dealer Services, Inc.

 Avram Stein;               Senior Vice President     Since 2004         Senior Vice President and Division Executive,
 522 Fifth Avenue,                                                       JPMorgan Chase Bank Global Securities
 New York, NY 10036;                                                     Lending.
 1950

 Patricia A.Maleski;        Vice President and        Since 2004         Vice President, JPMIM; Previously, Treasurer,
 522 Fifth Avenue,          Chief Administrative                         JPMorgan Funds and Head of Funds
 New York, NY 10036;        Officer                                      Administration and Board Liaison. Prior to
 1960                                                                    joining J.P. Morgan Chase & Co. in 2001, Ms. Maleski
                                                                         was the Vice President of Finance for the Pierpont
                                                                         Group, Inc., a service provider to the Board of
                                                                         Directors/Trustees of the JPMorgan Funds.

 Stephen M. Benham;         Secretary                 Since 2004         Vice President and Assistant General Counsel,
 522 Fifth Avenue,                                                       JPMIM since 2004; Vice President (Legal
 New York, NY 10036;                                                     Advisory) of Merrill Lynch Investment
 1959                                                                    Managers, L.P. from 2000 to 2004; Attorney
                                                                         associated with Kirkpatrick & Lockhart LLP from
                                                                         1997 to 2000.

 Stephanie J. Dorsey;       Treasurer                 Since 2004         Director of Mutual Fund Administration, One
 522 Fifth Avenue,                                                       Group Administrative Services, since January 2004;
 New York, NY 10036;                                                     Ms. Dorsey worked for Bank One Corporation
 1969                                                                    (now known as JPMorgan Chase & Co.) from
                                                                         January 2003 to January 2004; Prior to joining
                                                                         Bank One Corporation, she was a Senior
                                                                         Manager at PricewaterhouseCoopers LLP from
                                                                         September 1992 through December 2002.

 Gregory L. Pickard;        Assistant Secretary       Since 2004         Vice President and Associate General Counsel,
 522 Fifth Avenue,                                                       J.P. Morgan Investor Services Co.; Associate
 New York, NY 10036;                                                     Counsel and Assistant Vice President at Putnam
 1965                                                                    Investments, 2000-2001; Associate Attorney at
                                                                         Kirkpatrick & Lockhart LLP, 1998-2000.

 Elizabeth A. Davin;        Assistant Secretary       Since 2004         From September 2004 to present, Senior
 522 Fifth Avenue,                                                       Counsel, JPMorgan Chase & Co.; Prior to that
 New York, NY 10036;                                                     Ms. Davin was Assistant General Counsel and
 1964                                                                    then Associate General Counsel and Vice
                                                                         President, Gartmore Global Investments, Inc.
                                                                         from July 1999 to August 2004.

                                                      TERM OF OFFICE
NAME, CONTACT ADDRESS       POSITION(S) HELD          AND LENGTH OF      PRINCIPAL OCCUPATIONS
AND YEAR OF BIRTH           WITH THE TRUST            TIME SERVED        DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
 Jessica K. Ditullio;       Assistant Secretary       Since 2004         From August 1990 to present, various attorney
 522 Fifth Avenue,                                                       positions for Bank One Corporation (now
 New York, NY 10036;                                                     known as JPMorgan Chase & Co.)
 1962

 Nancy E. Fields;           Assistant Secretary       Since 2004         From October 1999 to present, Director, Mutual
 522 Fifth Avenue,                                                       Fund Administration, One Group Administrative
 New York, NY 10036;                                                     Services, Inc. and Senior Project Manager,
 1949                                                                    Mutual Funds, One Group Dealer Services, Inc.
                                                                         From July 1999 to October 1999, Project
                                                                         Manager, One Group, Banc One Investment
                                                                         Advisors Corporation.

 Avery P. Maher;            Assistant Secretary       Since 2004         Vice President and Assistant General Counsel,
 522 Fifth Avenue,                                                       JPMIM since 2004; Second Vice President and
 New York, NY 10036;                                                     Assistant Secretary of John Hancock Advisers, LLC
 1949                                                                    from July 1992 through September 2004.

 Christopher S. Martin;     Assistant Treasurer       Since 2004         Vice President and Senior Product Manager for
 522 Fifth Avenue,                                                       Cash and Short-Term Investments in the
 New York, NY 10036;                                                     JPMorgan Chase Bank Securities Lending and
 1960                                                                    Investment Product Group

 Christopher D. Walsh;      Assistant Treasurer       Since 2004         Vice President, JPMIM; Mr.Walsh manages all
 522 Fifth Avenue,                                                       aspects of institutional and retail mutual fund
 New York, NY 10036;                                                     administration and vendor relationships within
 1965                                                                    the mutual funds, commingled/ERISA funds,
                                                                         3(c)(7) funds, hedge funds and LLC products.
                                                                         Prior to joining JPMorgan in 2000, he was a
                                                                         director from 1996 to 2000 of Mutual Fund
                                                                         Administration at Prudential Investments.

 Paul M. DeRusso;           Assistant Treasurer       Since 2004         Vice President, JPMIM; Manager of the
 522 Fifth Avenue,                                                       Budgeting and Expense Group of the Funds
 New York, NY 10036;                                                     Administration Group.
 1954

 Mary D. Squires;           Assistant Treasurer       Since 2004         Vice President, JPMIM; Ms. Squires has held
 522 Fifth Avenue,                                                       numerous financial and operations positions
 New York, NY 10036;                                                     supporting the J.P. Morgan Chase organization
 1955                                                                    complex.

 Stephen M. Ungerman;       Chief Compliance          Since 2004         Vice President, JPMIM; Previously, head of Fund
 522 Fifth Avenue,          Officer                                      Administration - Pooled Vehicles. Prior to joining
 New York, NY 10036;                                                     J.P. Morgan Chase & Co., in 2000, he held a
 1953                                                                    number of senior positions in Prudential
                                                                         Financial's asset and management business,
                                                                         including Associate General Counsel, Tax
                                                                         Director and Co-head of Fund Administration
                                                                         Department. Mr. Ungerman was also the
                                                                         Assistant Treasurer of all mutual funds managed by
                                                                         Prudential.

 Thomas L.Smith;            AML Officer               Since 2004         Managing Director, Head of Compliance for
 522 Fifth Avenue,                                                       J.P. Morgan Chase & Co.'s asset management
 New York, NY 10036;                                                     business in the Americas.
 1955

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling (212) 623-0551.

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

ANNUAL REPORT

JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus.

INVESTORS SHOULD CAREFULLY READ THE FUND'S PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTOR SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND'S PROSPECTUS PLEASE CALL (212) 623-0551. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

Not later than 60 days after the end of each fiscal quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling
(212) 623-0551.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling (212) 623-0551 and on the Commission's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record for the period ended Decmber 31, 2004 is available on the SEC's website at www.sec.gov. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

        (C) JPMorgan Chase & Co., 2005 All Rights Reserved. February 2005

AN-SLCI-1204

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS.

THE REGISTRANT WILL PROVIDE TO ANY PERSON WITHOUT CHARGE, UPON REQUEST, A COPY OF THE CODE OF ETHICS. A REQUEST MAY BE MADE BY CALLING 1-212-623-0551.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

    (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                 (i) Has at least one audit committee financial expert serving on its audit committee; or

                 (ii) Does not have an audit committee financial expert serving on its audit committee.

THE REGISTRANT'S BOARD OF TRUSTEES HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

          (2) If the registrant provides the disclosure required by paragraph
          (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                 (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                 (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

THE AUDIT COMMITTEE FINANCIAL EXPERTS ARE CHERYL BALLENGER, JOHN R. RETTBERG, KENNETH WHIPPLE, JR. AND JERRY B. LEWIS. EACH TRUSTEE IS A "NON-INTERESTED" TRUSTEE AND IS ALSO "INDEPENDENT" AS DEFINED BY THE SECURITIES AND EXCHANGE COMMISSION FOR PURPOSES OF AUDIT COMMITTEE FINANCIAL EXPERT DETERMINATIONS.

          (3) If the registrant provides the disclosure required by paragraph
          (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

   (a) AUDIT FEES. The aggregate fee billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with statutory and regulatory filings or engagements for the Reporting Periods, is $10,000 in 2004 (Trust commenced operations on May 14,
2004).

   (b) AUDIT-RELATED FEES. There were no audit-related fees billed to the Registrant during the Reporting Periods

   The aggregate fee billed in the Reporting Periods for assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiiates"), that was reasonably related to the performance of the annual audit of the Service Affiliates, which required pre-approval by the Audit Committee $8.945 million in 2004 (Trust commenced operations on May 14,
   2004).

   (c) TAX FEES. The aggregate fee billed to the Registrant in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") was $0 in 2004 (Trust commenced operations on May 14, 2004). These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

   There were no fees billed for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee for the period of May 14, 2004 through December 31, 2004 (Trust commenced operations on May 14, 2004).

   (d) ALL OTHER FEES. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, or services provided to Service Affiliates which were required to be pre-approved for the period of May 14, 2004 through December 31, 2004 (Trust commenced operations on May 14, 2004), other than the services reported above.

   (e) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES. In addition to pre-approving any services to be provided by the Auditor to the Registrant, the Audit Committee considers and approves any non-audit services to be provided to the Service Affiliates by the Auditor (if the engagement relates directly to the operations and financial reporting of the Registrant) and the fees to be charged for such non-audit services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. The Chairman of the Audit Committee has been given the authority to pre-approve permissible non-audit services.

   (g) NON-AUDIT FEES. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the last calendar year end was $25.3 million in 2004 (Trust commenced operations on May 14, 2004).

   (h) AUDITOR INDEPENDENCE. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence. All services provided by the Auditor to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6.  SCHEDULE OF INVESTMENTS.

         File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

INCLUDED IN ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         (a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of
         Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

         (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE - SEE ITEM 2 ABOVE.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30A-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

         (b)A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO RULE 30A-2(b) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

                           [See General Instruction F]

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      JPMorgan Securities Lending Collateral Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephanie J. Dorsey
                         -------------------------------------------------------
                                Stephanie J. Dorsey, Treasurer

Date  March 10, 2005
     ---------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Stephanie J. Dorsey
                          ------------------------------------------------------
                                Stephanie J. Dorsey, Treasurer

Date  March 10, 2005
     ---------------------------

By (Signature and Title)* /s/ George C.W. Gatch
                          ------------------------------------------------------
                                George C.W. Gatch, President

Date  March 10, 2005
     ---------------------------

* Print the name and title of each signing officer under his or her signature.